Income tax	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Income tax

26.	Income tax

a)	Components of income tax (credit) expense:

	Year ended December 31, 2024	Year ended December 31, 2023
Current income tax:
Current income tax on profits for the period	$13,208	$3
Tax on unappropriated retained earnings	-	1,377
Prior year income tax under estimation	519	19,588
Total current income tax	13,727	20,968
Deferred income tax:
Origination and reversal of temporary differences	(8,215)	(404,016)
Income tax (credit) expense	$5,512	$(383,048)

Tax (credit) expenses were computed based on the rates applicable in the respective countries where the Group entities operate.

b)	Reconciliation between income tax (credit) expense and accounting profit:

Reconciliation between income tax expense and accounting profit
	Year ended December 31, 2024	Year ended December 31, 2023
Tax calculated based on profit before tax and statutory tax rate	$11,467	$28,055
Effects from adjustments based on tax regulation	(7,182)	-
Change in assessment of realization of deferred tax assets	-	(432,068)
Prior year income tax under estimation	519	19,588
Others	708	-
Tax on unappropriated retained earnings	-	1,377
Income tax (credit) expense	$5,512	$(383,048)

c)	Amounts of deferred tax assets or liabilities as a result of temporary differences and tax losses are as follows:

	2024
	January 1	Recognized in profit or loss	Effect of foreign exchange rate changes	December 31
Deferred tax assets
Allowance for bad debts	$3,085	$(2,939)	$(146)	$-
Loss on inventories	467	2,202	(32)	2,637
Unused vacation bonus	3,741	1,244	(194)	4,791
unused tax losses	432,068	(711)	(4,985)	426,372
	$439,361	$(204)	$(5,357)	$433,800

Deferred tax liabilities
Unrealised exchange gain	$(20,405)	$8,419	$1,004	$(10,982)

	2023
	January 1	Effects from disposal of investments	Recognized in profit or loss	December 31
Deferred tax assets
Allowance for bad debts	$72,530	$(69,490)	$45	$3,085
Loss on inventories	319,368	(311,427)	(7,474)	467
Unused vacation bonus	4,445	(59)	(645)	3,741
Unrealize exchange losses	2,978	(2,978)	-	-
unused tax losses	-	-	432,068	432,068
	$399,321	$(383,954)	$423,994	$439,361

Deferred tax liabilities
Unrealized exchange gain	$(7,501)	$7,074	$(19,978)	$(20,405)

d)	Tax losses incurrence and expiration date, deferred tax assets filed and unused amounts, are as follows:

2024
Year incurred	Amount filed	Unused amount	Expiry year
2019	$329,916	$273,938	no limit
2021	21,873	21,873	no limit
2023	24,507	24,507	no limit
2023	106,054	106,054	2033 (Unapproved)
	$482,350	$426,372

2023
Year incurred	Amount filed	Unused amount	Expiry year
2019	$329,329	$278,255	no limit
2021	21,834	21,834	no limit
2023	22,191	22,191	no limit
2023	109,788	109,788	2033 (Unapproved)
	$483,142	$432,068

e)	The Company’s foreign subsidiaries file income tax returns in the countries where their operations are located. Recent income tax returns were submitted in Taiwan (2023), Hong Kong (2023), and China (2023).

f)	The Group principally operates business in Taiwan, Hong Kong and China. The tax rate for above countries was 20%, 16.5% and 25%, respectively.